Income taxes - Summary of income tax provision (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current:	$ 463,265	$ 643,350	$ 740,925
Deferred Foreign Income Tax Expense (Benefit)	74,616	(14,816)	(31,896)
Total income tax provision	$ 537,881	$ 628,534	$ 709,029